Sundry Income, Net (Tables)	12 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Schedule of components of sundry income, net
	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Government grants	415	5,104	4,945	765
Others	(156)	(27)	(255)	(39)
Total sundry income, net	259	5,077	4,690	726